Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt	€ 187	€ (56)	€ 119
Total debt	19,218	20,250	22,631		€ 24,568
Cash and cash equivalents	(12,736)	(10,098)	(13,915)	[1],[2]	(9,427)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	6,437	9,983	8,790
Lease liabilities		2,181	2,108		€ 1,163
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Lease liabilities	320	314	247
More than 5 years
Disclosure of detailed information about borrowings [line items]
Lease liabilities	1,129	1,184	482
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues	18,861	19,946	21,978
Other bank borrowings	286	184	296
Other borrowings	6	40	2
Bank credit balances	168	189	285
Interest rate and currency derivatives used to manage debt	(48)	(45)	142
Total debt	19,273	20,314	22,703
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	6,492	10,047	8,862
Value on redemption | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bond issues	3,817	2,828	2,280
Other bank borrowings	187	163	200
Other borrowings	6	3	2
Bank credit balances	168	189	285
Interest rate and currency derivatives used to manage debt	(48)	(45)	85
Total debt	4,130	3,138	2,852
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	68
Net debt	(8,651)	(7,129)	(10,995)
Value on redemption | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bond issues	600	3,629	2,700
Other bank borrowings	61	18	73
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	57
Total debt	661	3,647	2,830
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	6
Net debt	661	3,647	2,836
Value on redemption | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bond issues	2,600	600	3,569
Other bank borrowings	0	2	6
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	2,600	602	3,575
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	2,600	602	3,575
Value on redemption | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bond issues	4,160	1,750	600
Other bank borrowings	0	1	2
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	4,160	1,751	602
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	4,160	1,751	602
Value on redemption | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues	0	4,160	1,750
Other bank borrowings	0	0	6
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	0	4,160	1,756
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	0	4,160	1,756
Value on redemption | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues	7,684	6,979	11,079
Other bank borrowings	38	0	9
Other borrowings	0	37	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	7,722	7,016	11,088
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	€ 7,722	€ 7,016	€ 11,088

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.